PROVISION FOR EMPLOYEE BENEFITS - Short term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short term provision for employee benefits
Employee benefit obligations	₺ 156,069	₺ 116,186	₺ 50,984
Personnel bonus
Short term provision for employee benefits
Employee benefit obligations	119,982	87,109	30,096
Unused vacation
Short term provision for employee benefits
Employee benefit obligations	₺ 36,087	₺ 29,077	₺ 20,888